Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	May 03, 2017
Document Effective Date	May 03, 2017
Prospectus Date	May 03, 2017
AllianzGI Global High Yield Fund | Institutional Class
Prospectus:
Trading Symbol	AGIHX
AllianzGI Global High Yield Fund | Class P
Prospectus:
Trading Symbol	AGHPX